                 IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS

Supplement dated September 19, 2006 to IXIS Advisor Income and Tax Free Income
                      Funds Classes A, B and C Prospectus
 and IXIS Advisor Income Funds Class Y prospectus each dated February 1, 2006, each as may be revised and supplemented from time to time

ALL FUNDS

Effective immediately, the following paragraph is added to the end of the sub-section "Limits on Frequent Trading" within the sub-section "Restrictions on Buying, Selling and Exchanging Shares":

Notwithstanding the above, certain financial intermediaries may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above.

IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDSCLASSES A, B and C PROSPECTUS ONLY

Effective October 1, 2006, IXIS Advisor Funds will no longer offer SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND ONLY

Effective September 30, 2006, Kathleen C. Gaffney, Matthew J. Eagan and Elaine
M. Stokes have been added as Associate Portfolio Managers on the portfolio team that manages the Loomis Sayles Investment Grade Bond Fund. The following paragraph is added to the section "Meet the Funds' Portfolio Managers" of each
Prospectus:

Elaine M. Stokes

Elaine M. Stokes has served as Associate Portfolio Manager of the Investment Grade Bond Fund since September 2006. She also co-manages the Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles High Income Opportunities Fund and Loomis Sayles Multi-Sector Bond Discipline in the IXIS Income Diversified Portfolio. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael's College and has over 18 years of investment experience.

                                                                     SP311-0906

                           IXIS ADVISOR EQUITY FUNDS

Supplement dated September 19, 2006 to IXIS Advisor Equity Funds Class A,B and C and IXIS Advisor Equity Funds Class Y Prospectuses dated May 1, 2006, each as may be revised and supplemented from time to time

IXIS ADVISOR EQUITY FUNDS CLASSES A, B AND C AND IXIS ADVISOR EQUITY FUNDS CLASS Y PROSPECTUSES

On September 15, 2006, the Board of Trustees (the "Board") of IXIS Advisor Funds Trust I (the "Trust") approved a new subadvisory agreement (the "New Subadvisory Agreement") among the Trust, on behalf of IXIS U.S. Diversified Portfolio (the "Portfolio"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") and BlackRock Investment Management, LLC ("BlackRock"). The current subadvisory agreement among the Trust, on behalf of the Portfolio, IXIS Advisors and Mercury Advisors ("Mercury") will be terminated effective immediately prior to the BlackRock/Merrill Lynch transaction described below, which is expected to occur at the end of September 2006. This change of subadviser is expected to take effect immediately following the BlackRock/Merrill Lynch transaction.

Pursuant to an exemptive order granted to IXIS Advisors and the Trust by the Securities and Exchange Commission, that permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not otherwise affiliated with IXIS Advisors or the Trust without shareholder approval, if approved by the Board of Trustees, shareholder approval of the New Subadvisory Agreement will not be sought because BlackRock is not an affiliate of IXIS Advisors or the Trust. Shareholders of the Portfolio will be furnished with an information statement containing important information about BlackRock and the New Subadvisory Agreement within 90 days of the change.

Under the New Subadvisory Agreement, BlackRock will assume portfolio management responsibility for the segment of the Portfolio previously managed by Mercury. The annualized fee rate payable to BlackRock for its subadvisory services will be identical to the fee rate paid to Mercury.

Prospectus Changes

BlackRock, Inc., and Merrill Lynch & Co., Inc. ("Merrill Lynch") have reached an agreement to merge Merrill Lynch's investment management business, including Merrill Lynch Investment Managers L.P. and certain affiliates (including Fund Asset Management, L.P., which conducts certain business under the name "Mercury Advisors") with BlackRock, Inc.

Effective upon the closing of the transaction the subsection "Subadvisers" within the section "Meet the Funds' Investment Advisers and Subadvisers," the following text will replace the information for Mercury:

BlackRock Investment Management, LLC ("BlackRock"), the principal address of which is P.O. Box 9011 Princeton, NJ 08536-9011, is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world's largest asset management firms with nearly $1 trillion in assets under management and that offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The combined company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Effective upon the closing of transaction the subsection "Mercury" within the section "Meet the Funds' Portfolio Managers" is replaced with the following text:

BlackRock

Thomas Burke

Thomas Burke has served as Portfolio Manager for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since April 2006. Prior to joining BlackRock as a Portfolio Manager in September 2006, he was a Portfolio Manager at Mercury Advisors, the subadviser of the segment before Mercury Advisors was combined with BlackRock, from April 2006 to September 2006 and an Associate Portfolio Manager from July 2001 through March 2006. He also assists in managing several other mutual funds managed by BlackRock and its advisory affiliates. Mr. Burke received a B.A. from Pace University. Mr. Burke holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Michael Oberdorf

Michael Oberdorf has served as Fund Analyst for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since May 2004. Prior to joining BlackRock as a Fund Analyst in September 2006, Mr. Oberdorf was a Fund Analyst and Assistant Vice President at Mercury Advisors, the predecessor subadviser of the segment, from 2000 to September 2006. He received his bachelor's degree from Georgetown University and has over five years of investment industry experience.

Karen Uzzolino

Karen Uzzolino has served as Fund Analyst for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since July
2001. Prior to joining BlackRock as a Fund Analyst in September 2006, Ms. Uzzolino was a Fund Analyst at Mercury Advisors, the predecessor subadviser of the segment, from July 2001 to September 2006. She also serves as Fund Analyst for several other mutual funds managed by BlackRock and its advisory affiliates. She received an Associates Degree from the Stuart School of Business Administration and has over 13 years of investment industry experience.

Effective on October 2, 2006, any reference to "Mercury" is replaced with "BlackRock".

Effective immediately, the following paragraph is added to the end of the sub-section "Limits on Frequent Trading" within the section "Restrictions on Buying, Selling and Exchanging Shares":

Notwithstanding the above, certain financial intermediaries may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above.

IXIS ADVISOR EQUITY FUND CLASSES A, B AND C PROSPECTUS ONLY

Effective October 1, 2006, IXIS Advisor Funds will no longer offer SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

VAUGHN NELSON SMALL CAP VALUE FUND CLASS Y SHARES ONLY

Effective August 31, 2006, IXIS Asset Management Advisors, L.P. has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% of the Fund's average daily net assets for Class Y shares. Accordingly, the following footnote is added to the Annual Fund Operating Expenses table on page 20 with respect to the Vaughan Nelson Small Cap Value Fund:

    4 IXIS Advisors has given a binding undertaking to the Vaughan Nelson Small Cap Value Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.35% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2007, and is reevaluated on an annual basis.

                                                                   SP310 - 0906

                       IXIS INCOME DIVERSIFIED PORTFOLIO

            Supplement dated September 19, 2006 to the IXIS Advisor
                       Diversified Portfolios Prospectus
    dated May 1, 2006, as may be revised and supplemented from time to time

Effective immediately, the following paragraph is added to the end of the sub-section "Limits on Frequent Trading" within the section "Restrictions on Buying, Selling and Exchanging Shares":

Notwithstanding the above, certain financial intermediaries may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above.

Effective October 1, 2006, Mark G. Adams no longer serves as a co-manager of the team that manages the Active Dividend Equity Discipline of the IXIS Income Diversified Portfolio (the "Portfolio"). Kevin H. Maeda and Serena V. Ng continue to serve as co-managers of this portion of the Portfolio.

                                                                     SP312-0906

                 IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS
                           IXIS ADVISOR EQUITY FUNDS
                      IXIS ADVISOR DIVERSIFIED PORTFOLIOS
               IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES

 Supplement dated September 19, 2006, to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus, IXIS Advisor Income Funds Class Y
Prospectus, each dated February 1, 2006; IXIS Advisor Equity Fund Classes A, B
 and C Prospectus, IXIS Advisor Equity Funds Class Y Prospectus, IXIS Advisor Diversified Portfolios Classes A and C Prospectus, each dated May 1, 2006; and
     the IXIS Cash Management Trust - Money Market Series Prospectus dated September 1, 2006, each as may be revised or supplemented from time to time

All Prospectuses except IXIS Cash Management Trust - Money Market Series
Prospectus:

Effective immediately, the following paragraph is added to the end of the sub-section "Limits on Frequent Trading" within the section "Restrictions on Buying, Selling and Exchanging Shares":

Notwithstanding the above, certain financial intermediaries may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above.

IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus, IXIS Advisor Equity Fund Classes A, B and C Prospectus and IXIS Cash Management Trust - Money Market Series Prospectus only:

Effective October 1, 2006, IXIS Advisor Funds will no longer offer SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus and IXIS Advisor Income Funds Class Y Prospectus only:

Effective September 30, 2006, Kathleen C. Gaffney, Matthew J. Eagan and Elaine
M. Stokes have been added as Associate Portfolio Managers on the portfolio team that manages the Loomis Sayles Investment Grade Bond Fund. The following paragraph is added to the section "Meet the Funds' Portfolio Managers" of each
Prospectus:

Elaine M. Stokes

Elaine M. Stokes has served as Associate Portfolio Manager of the Investment Grade Bond Fund since September 2006. She also co-manages the Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles High Income Opportunities Fund and Loomis Sayles Multi-Sector Bond Discipline in the IXIS Income Diversified Portfolio. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael's College and has over 18 years of investment experience.

IXIS Advisor Equity Fund Classes A, B and C Prospectus and IXIS Advisor Equity Funds Class Y Prospectus only:

On September 15, 2006, the Board of Trustees (the "Board") of IXIS Advisor Funds Trust I (the "Trust") approved a new subadvisory agreement (the "New Subadvisory Agreement") among the Trust, on behalf of IXIS U.S. Diversified Portfolio (the "Portfolio"), IXIS Asset Management Advisors, L.P. ("IXIS Advisors") and BlackRock Investment Management, LLC ("BlackRock"). The current subadvisory agreement among the Trust, on behalf of the Portfolio, IXIS Advisors and Mercury Advisors ("Mercury") will be terminated effective immediately prior to the BlackRock/Merrill Lynch transaction described below, which is expected to occur at the end of September 2006. This change of subadviser is expected to take effect immediately following the BlackRock/Merrill Lynch transaction.

Pursuant to an exemptive order granted to IXIS Advisors and the Trust by the Securities and Exchange Commission, that permits IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not otherwise affiliated with IXIS Advisors or the Trust without shareholder approval, if approved by the Board of Trustees, shareholder approval of the New Subadvisory Agreement will not be sought because BlackRock is not an affiliate of IXIS Advisors or the Trust. Shareholders of the Portfolio will be furnished with an information statement containing important information about BlackRock and the New Subadvisory Agreement within 90 days of the change.

Under the New Subadvisory Agreement, BlackRock will assume portfolio management responsibility for the segment of the Portfolio previously managed by Mercury. The annualized fee rate payable to BlackRock for its subadvisory services will be identical to the fee rate paid to Mercury.

Prospectus Changes

BlackRock, Inc., and Merrill Lynch & Co., Inc. ("Merrill Lynch") have reached an agreement to merge Merrill Lynch's investment management business, including Merrill Lynch Investment Managers L.P. and certain affiliates (including Fund Asset Management, L.P., which conducts certain business under the name "Mercury Advisors") with BlackRock, Inc.

Effective upon the closing of the transaction the subsection "Subadvisers" within the section "Meet the Funds' Investment Advisers and Subadvisers," the following text will replace the information for Mercury.

BlackRock Investment Management, LLC ("BlackRock"), the principal address of which is P.O. Box 9011 Princeton, NJ 08536-9011, is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world's largest asset management firms with nearly $1 trillion in assets under management and that offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The combined company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Effective upon the closing of transaction the subsection "Mercury" within the section "Meet the Funds' Portfolio Managers" is replaced with the following text.

BlackRock

Thomas Burke

Thomas Burke has served as Portfolio Manager for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since April 2006. Prior to joining BlackRock as a Portfolio Manager in September 2006, he was a Portfolio Manager at Mercury Advisors, the subadviser of the segment before Mercury Advisors was combined with BlackRock, from April 2006 to September 2006 and an Associate Portfolio Manager from July 2001 through March 2006. He also assists in managing several other mutual funds managed by BlackRock and its advisory affiliates. Mr. Burke received a B.A. from Pace University. Mr. Burke holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Michael Oberdorf

Michael Oberdorf has served as Fund Analyst for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since May 2004. Prior to joining BlackRock as a Fund Analyst in September 2006, Mr. Oberdorf was a Fund Analyst and Assistant Vice President at Mercury Advisors, the predecessor subadviser of the segment, from 2000 to September 2006. He received his bachelor's degree from Georgetown University and has over five years of investment industry experience.

Karen Uzzolino

Karen Uzzolino has served as Fund Analyst for the segment of IXIS U.S. Diversified Portfolio that is currently subadvised by BlackRock since July
2001. Prior to joining BlackRock as a Fund Analyst in September 2006,
Ms. Uzzolino was a Fund Analyst at Mercury Advisors, the predecessor subadviser of the segment, from July 2001 to September 2006. She also serves as Fund Analyst for several other mutual funds managed by BlackRock and its advisory affiliates. She received an Associates Degree from the Stuart School of Business Administration and has over 13 years of investment industry experience.

Effective on October 2, 2006, any reference to "Mercury" is replaced with "BlackRock".

IXIS Advisor Equity Funds Class Y Prospectus only:

Vaughan Nelson Small Cap Value Fund

Effective August 31, 2006, IXIS Asset Management Advisors, L.P. has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35% of the Fund's average daily net assets for Class Y Shares. Accordingly, the following footnote is added to the Annual Fund Operating Expenses table on page 20 with respect to Vaughan Nelson Small Cap Value Fund:

4 IXIS Advisors has given a binding undertaking to Vaughan Nelson Small Cap Value Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.35% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2007, and is reevaluated on an annual basis.

IXIS Advisor Diversified Portfolio Classes A and C Prospectus only:

Effective October 1, 2006, Mark G. Adams no longer serves as a co-manager of the team that manages the Active Dividend Equity Discipline of the IXIS Income Diversified Portfolio (the "Portfolio"). Kevin H. Maeda and Serena V. Ng continue to serve as co-managers of this portion of the Portfolio.

                                                                     SP314-0906